Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Such Investment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Contributions		$ 179,986
Profit Sharing in income (loss) for the Year	$ (125,053)
Play Digital SA [member]
Disclosure of subsidiaries [line items]
Investments in associates	0
Contributions	214,195
Profit Sharing in income (loss) for the Year	(125,053)
Investments in associates	$ 89,142	$ 0